UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2016 (Unaudited)

Deutsche Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 96.1%
Arizona 0.8%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025, GTY: Citigroup, Inc.	4,000,000	4,877,760
Maricopa County, AZ, Industrial Development Authority, Senior Living Facilities Revenue, Christian Care Apartments, Series A, 0.62% **, 9/15/2035, LIQ: Fannie Mae, LOC: Fannie Mae	720,000	720,000
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,528,382
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,707,733
Series A, 6.25%, 12/1/2046	1,400,000	1,555,428
		13,389,303
California 10.3%
Alameda County, CA, Industrial Development Authority Revenue, Autumn Press, Inc. Project, AMT, 0.67% **, 11/1/2029, LOC: Wells Fargo Bank NA	547,000	547,000
California, ABAG Finance Authority For Nonprofit Corp., Sharp Healthcare Obligated Group, Series C, 0.6% **, 8/1/2035, LOC: Citibank NA	600,000	600,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.75%, 6/1/2047	10,000,000	10,223,200
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	8,750,000	13,414,450
California, Metropolitan Water District of Southern California, Series D, 0.54% **, 7/1/2035	1,000,000	1,000,000
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,371,300
California, State General Obligation:
Series A, 0.62% **, 5/1/2040, LOC: Royal Bank of Canada	400,000	400,000
5.0%, 8/1/2034	5,185,000	5,600,422
5.5%, 3/1/2040	5,130,000	5,897,191
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	10,493,800
5.75%, 4/1/2031	23,360,000	26,304,061
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series C, 0.63% **, 11/1/2038, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	480,000	480,000
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,684,590
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	11,952,064
Series I-1, 6.375%, 11/1/2034	5,000,000	5,865,500
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,506,779
Series A, 144A, 5.25%, 12/1/2056	5,515,000	6,410,084
Series A, 5.5%, 12/1/2054	1,305,000	1,525,180
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	550,985
Series A, 6.0%, 10/1/2042	1,000,000	1,111,570
Series A, 6.0%, 10/1/2047	1,000,000	1,109,720
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	747,639
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Malibu Meadows II, Series C, 0.6% **, 4/15/2028, LIQ: Fannie Mae	300,000	300,000
Los Angeles, CA, Department of Airports Revenue, Series A, AMT, 5.0%, 5/15/2042	1,875,000	2,273,081
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,398,483
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	4,045,600
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,405,491
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	11,000,000	12,840,630
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	11,766,872
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, Prerefunded, 7.0%, 8/1/2041	1,400,000	1,774,976
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	4,126,360
University of California, State Revenues, Series K, 4.0%, 5/15/2037	10,000,000	11,387,000
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,624,877
		174,738,905
Colorado 1.8%
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,265,520
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,006,570
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,149,420
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	1,765,000	2,068,439
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	8,536,356
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,313,180
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,779,391
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,442,276
Series A, 5.0%, 12/1/2035	2,500,000	2,893,625
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,365,856
		30,820,633
Connecticut 1.8%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	23,596,200
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031 (PIK) *	16,664,460	665,745
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,951,670
Connecticut, State Health & Educational Facility Authority Revenue, Church Home of Hartford, Inc. Project:
Series A, 144A, 5.0%, 9/1/2046	1,000,000	1,113,150
Series A, 144A, 5.0%, 9/1/2053	1,500,000	1,652,535
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,115,000	1,187,888
		31,167,188
District of Columbia 1.7%
District of Columbia, General Obligation, Series A, 4.0%, 6/1/2036	7,245,000	8,186,633
District of Columbia, Metropolitan Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series A, 5.0%, 10/1/2053	7,000,000	7,921,410
District of Columbia, Metropolitan Airport Authority Systems Revenue, Series A, AMT, 4.0%, 10/1/2035	11,530,000	12,780,774
		28,888,817
Florida 7.3%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,843,520
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	5,790,000	5,896,883
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	890,000	1,065,677
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	7,905,000	6,873,477
Florida, State Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2035	1,500,000	1,810,680
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,218,768
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,380,000	1,604,002
7.0%, 5/1/2041	1,630,000	1,993,898
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,641,810
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, Prerefunded, 5.125%, 11/15/2020	1,000,000	1,009,530
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	70,667
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	75,715
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	181,715
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	2,029,563
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,472,075
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,158,490
5.0%, 11/15/2044	2,500,000	2,909,575
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	7,770,000	8,417,552
Series A, AMT, Prerefunded, 5.25%, 10/1/2033, INS: AGC	2,230,000	2,438,014
Series A-1, 5.5%, 10/1/2041	5,000,000	5,765,050
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,678,500
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,959,625
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,186,513
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc., Series A, 5.0%, 10/1/2034	2,500,000	3,070,225
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, Prerefunded, 5.25%, 10/1/2035	5,000,000	5,472,950
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	5,535,000	6,809,157
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc. Obligated Group,
5.0%, 11/15/2032	7,500,000	9,100,350
Prerefunded, 5.5%, 11/15/2033	9,000,000	10,708,830
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, Prerefunded, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,584,975
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,338,080
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,926,835
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,120,000	1,302,157
		124,614,858
Georgia 2.8%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,631,280
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	5,543,039
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.375%, 11/1/2039, INS: AGMC	10,000,000	11,261,600
DeKalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	8,622,825
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	973,930
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	610,600
Series A, 5.5%, 8/15/2054	1,820,000	2,271,397
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Obligated Group, Series A, 5.625%, 8/1/2034	550,000	594,495
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co. (a)	10,000,000	10,866,000
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	2,440,000	3,014,083
		48,389,249
Guam 1.0%
Government of Guam, General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	10,155,000	12,149,747
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,967,017
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,387,060
		17,503,824
Hawaii 1.0%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,432,000
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	11,967,557
6.5%, 7/1/2039, GTY: Sisters of Charity Health System	2,500,000	2,831,525
		17,231,082
Illinois 5.7%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	175,663
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	11,650,337
Series B, 6.0%, 1/1/2041	12,095,000	14,431,754
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	2,067,784
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	5,500,000	5,809,925
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	5,003,050
7.25%, 2/15/2045	4,000,000	4,327,040
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, Prerefunded, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,387,063
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,802,251
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, 7.75%, 5/15/2030	1,675,000	1,951,308
Series A, 8.0%, 5/15/2040	1,000,000	1,166,020
Series A, 8.0%, 5/15/2046	3,500,000	4,071,760
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,227,266
Series A, 5.875%, 2/15/2038	500,000	500,720
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Series A, Zero Coupon, 12/15/2034, INS: NATL	25,000,000	12,390,750
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,671,076
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,953,188
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055	900,000	112,050
Illinois, State Finance Authority Revenue, Presence Health Network:
Series C, 5.0%, 2/15/2036	1,000,000	1,145,940
Series C, 5.0%, 2/15/2041	1,000,000	1,144,040
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,728,015
Northern Illinois, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2041 (b)	1,420,000	1,706,911
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	1,935,000	2,287,131
		96,711,042
Indiana 1.2%
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,739,962
Indiana, State Health & Educational Financing Authority, Hospital Revenue, Community Foundation of Northwest State:
5.5%, 3/1/2037	850,000	867,348
Prerefunded, 5.5%, 3/1/2037	900,000	922,050
North Manchester, IN, Economic Development Revenue, Peabody Retirement Community Project:
Series B, 1.0%, 12/1/2045 *	1,308,477	150,318
Series A, 6.05%, 12/1/2045	1,557,576	1,515,786
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	6,220,000	7,912,338
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, Prerefunded, 5.5%, 9/1/2027	1,000,000	1,025,760
Prerefunded, 8.0%, 9/1/2041	4,000,000	4,831,360
		19,964,922
Iowa 0.5%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
Prerefunded, 6.0%, 6/1/2034	1,000,000	1,093,150
Prerefunded, 6.0%, 6/1/2039	2,000,000	2,186,300
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, Prerefunded, 6.5%, 11/15/2027	5,000,000	5,356,150
Iowa, State Higher Education Loan Authority, Des Moines University Osteopathic Medical Center Revenue, 0.58% **, 10/1/2033, LOC: BMO Harris Bank NA	300,000	300,000
		8,935,600
Kansas 0.5%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,413,924
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,321,968
		7,735,892
Kentucky 2.2%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	17,323,500
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	3,635,000	3,900,828
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,711,922
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc.:
Series A, 4.0%, 10/1/2035	6,000,000	6,631,380
5.0%, 10/1/2030	1,000,000	1,004,000
		37,571,630
Louisiana 1.8%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project, Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,170,600
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	7,196,004
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,394,080
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 6.75%, 5/15/2041	2,500,000	3,173,350
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,512,100
Louisiana, State Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	1,000,000	1,191,430
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	2,082,426
		30,719,990
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	10,311,210
Maryland 1.0%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,328,920
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,907,573
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	7,001,250
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,969,975
		16,207,718
Massachusetts 2.0%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	430,598	2,390
Series A-2, 5.5%, 11/15/2046	86,572	84,828
Series A-1, 6.25%, 11/15/2039	1,621,881	1,712,820
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	675,000	810,526
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,752,042
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston College, Series M2, 5.5%, 6/1/2035	8,600,000	12,556,774
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, Prerefunded, 5.0%, 7/1/2028	1,500,000	1,620,000
Series E-1, Prerefunded, 5.125%, 7/1/2038	1,500,000	1,623,420
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,940,953
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,016,680
		33,120,433
Michigan 3.1%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,607,910
7.125%, 11/15/2043	1,500,000	1,538,385
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,407,902
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,669,070
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,011,410
5.5%, 5/15/2036	1,000,000	1,010,480
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	4,141,350
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,157,446
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	1,069,569
Michigan, State Finance Authority Revenue, Trinity Health Corp.:
5.0%, 12/1/2031	10,910,000	13,019,230
5.0%, 12/1/2038	5,525,000	6,473,311
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	7,196,511
		53,302,574
Mississippi 1.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,873,130
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,123,310
Series A, 5.5%, 9/1/2031	4,250,000	4,430,668
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,638,480
Series A, 6.5%, 9/1/2032	2,620,000	2,888,209
		19,953,797
Missouri 1.1%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	2,010,960
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,002,190
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,134,970
Series A, 8.25%, 5/15/2045	2,850,000	3,223,834
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	665,000	774,279
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,594,093
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	3,635,000	3,901,809
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,660,454
		19,302,589
Nebraska 0.4%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,662,420
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	2,176,155
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,826,175
		6,664,750
Nevada 0.1%
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	1,395,000	1,470,232
New Hampshire 1.0%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,492,826
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,638,450
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	822,640
Series A, 6.875%, 7/1/2041	2,825,000	3,337,822
		16,291,738
New Jersey 3.1%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, Prerefunded, 6.625%, 7/1/2038	5,785,000	6,412,152
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	450,000	498,582
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,914,500
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	4,146,380
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	2,141,485
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	15,923,970
Series 1-A, 5.0%, 6/1/2029	15,965,000	16,118,902
Series 1A, 5.0%, 6/1/2041	5,000,000	4,928,350
		53,084,321
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,526,675
New York 7.7%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project, Series A, Prerefunded, 5.75%, 11/15/2022	1,500,000	1,593,915
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,745,750
Series A, 5.75%, 2/15/2047	7,000,000	8,259,300
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC (b)	455,000	512,826
New York, General Obligation, Series A-4, 0.55% **, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	1,000,000	1,000,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bonds, Series B-1, 5.0%, 11/15/2036	10,000,000	12,577,900
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 5.0%, 12/1/2045	1,000,000	1,129,860
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, Prerefunded, 5.25%, 7/1/2024	600,000	623,694
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,178,700
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.63% **, 11/1/2047, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, Dock Street Rental LLC, Series A, 0.65% **, 11/1/2046, LOC: Wells Fargo Bank NA	7,200,000	7,200,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.65% **, 5/15/2037, LIQ: Fannie Mae , LOC: Fannie Mae	1,225,000	1,225,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.62% **, 11/1/2036, LOC: Landesbank Hessen-Thuringen	1,850,000	1,850,000
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	10,000,000	11,634,300
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligation, Junior Lien, Series A, 5.0%, 1/1/2051	2,250,000	2,711,430
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	1,555,000	1,713,330
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Series A, AMT, 5.0%, 7/1/2046	3,500,000	4,035,430
New York & New Jersey Port Authority, AMT, 5.0%, 10/1/2035	6,825,000	8,371,409
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,812,312
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 0.64% **, 2/15/2035, LIQ: Fannie Mae, LOC: Fannie Mae	1,000,000	1,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF, 5.0%, 6/15/2039	7,500,000	9,183,075
Series EE, 5.0%, 6/15/2047	11,000,000	13,115,630
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series B-1, 5.0%, 8/1/2039	11,595,000	14,282,605
New York, NY, General Obligation:
Series H-2, 0.63% **, 3/1/2034	500,000	500,000
Series A-1, 4.0%, 8/1/2034	5,585,000	6,369,357
Series A-1, 4.0%, 8/1/2036	4,415,000	4,985,109
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,155,250
		131,266,182
North Carolina 0.5%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,638,631
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,563,175
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	3,320,000	3,632,312
		7,834,118
North Dakota 0.2%
Burleigh County, ND, Health Care Revenue, St. Alexius Medical Center Project, Series A, Prerefunded, 5.0%, 7/1/2035	1,200,000	1,429,980
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,250,260
		3,680,240
Ohio 0.8%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,152,660
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,698,548
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
Prerefunded, 6.125%, 1/1/2031	1,870,000	2,178,344
Prerefunded, 6.625%, 1/1/2046	2,500,000	2,914,200
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,380,880
		13,324,632
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	7,187,635
Pennsylvania 5.3%
Centre County, PA, Hospital Authority, Mount Nittany Medical Center, Series A, 5.0%, 11/15/2041	1,000,000	1,199,400
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,701,088
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,024,740
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	900,000	1,093,662
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, Prerefunded, 5.375%, 8/15/2028	3,500,000	3,821,020
Series A, Prerefunded, 5.5%, 8/15/2035	6,500,000	7,111,910
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	3,125,000	3,665,719
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: American Airlines, Inc.	985,000	1,153,425
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,657,995
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2038	4,785,000	5,652,664
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	1,115,000	1,200,900
Pennsylvania, State General Obligation, Series 2, 4.0%, 9/15/2034	10,000,000	11,183,000
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2041	4,355,000	5,111,463
Series C, 5.0%, 12/1/2043	7,000,000	8,286,040
Series C, 5.0%, 12/1/2044	1,615,000	1,923,530
Series A, Prerefunded, 6.5%, 12/1/2036	6,385,000	7,889,051
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2036	10,000,000	11,856,000
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,980,898
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	3,412,320
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	310,000	344,782
Series 14, 4.0%, 10/1/2037	255,000	282,425
		90,552,032
Puerto Rico 1.1%
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037*	5,000,000	3,100,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	3,065,000	1,582,306
Series A, 5.5%, 8/1/2042	7,650,000	3,987,333
Series A, 5.75%, 8/1/2037	2,130,000	1,109,986
Series A, 6.0%, 8/1/2042	4,570,000	2,393,035
Series A, 6.375%, 8/1/2039	2,295,000	1,221,812
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, 6.75%, 8/1/2032	10,000,000	5,372,300
		18,766,772
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligaed Group, 5.0%, 5/15/2039	3,320,000	3,929,087
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,615,519
		6,544,606
South Carolina 3.1%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,146,620
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,469,000	4,646,285
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	8,205,000	9,886,123
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,928,508
South Carolina, State Public Service Authority Revenue:
Series C, 5.0%, 12/1/2046	7,500,000	8,877,375
Series E, 5.25%, 12/1/2055	10,360,000	12,509,182
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	11,197,044
		52,191,137
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,188,010
Series B, 5.5%, 7/1/2035	5,000,000	5,374,400
		8,562,410
Tennessee 0.9%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.625%, 4/1/2038	810,000	867,761
Prerefunded, 5.625%, 4/1/2038	2,190,000	2,362,966
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	4,150,518
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	7,982,231
		15,363,476
Texas 15.6%
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,854,880
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,167,320
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,385,020
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033*	7,000,000	245,000
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,394,800
Central Texas, Regional Mobility Authority Revenue, 5.0%, 1/1/2046	2,665,000	3,165,194
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,225,400
Zero Coupon, 1/1/2032	3,500,000	2,107,000
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	1,385,000	1,640,990
Series A, 5.0%, 1/1/2043	1,000,000	1,134,280
Prerefunded, 6.0%, 1/1/2041	5,455,000	6,638,571
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
Series B, 7.0%, 1/1/2043	3,000,000	3,706,830
Series B, 7.0%, 1/1/2048	4,000,000	4,937,200
Harris County, TX, Senior Lien:
Series A, 5.0%, 8/15/2035	3,490,000	4,345,259
Series A, 5.0%, 8/15/2036	5,000,000	6,210,150
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,891,193
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,334,160
Judson, TX, Independent School District Building, 4.0%, 2/1/2041	4,325,000	4,844,346
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, Prerefunded, 7.25%, 8/15/2031	1,275,000	1,512,367
Series A, Prerefunded, 7.5%, 8/15/2041	1,785,000	2,130,308
Lewisville, TX, Combination Contract Revenue, 6.75%, 10/1/2032	13,520,000	14,274,416
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	12,978,570
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,404,700
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144A, 5.75%, 10/1/2031	750,000	800,745
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	4,285,000	5,139,686
Series A, 5.0%, 1/1/2039	11,770,000	14,227,341
Series B, 5.0%, 1/1/2045	3,335,000	3,980,723
First Tier, Series A, 5.625%, 1/1/2033	125,000	132,499
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	875,000	933,117
First Tier, 6.0%, 1/1/2043	5,000,000	5,921,950
First Tier, Series A, 6.25%, 1/1/2039	1,785,000	1,990,882
First Tier, Series A, Prerefunded, 6.25%, 1/1/2039	7,740,000	8,735,287
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	2,086,675
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,029,040
San Antonio, TX, Electric & Gas Revenue, Prerefunded, 5.0%, 2/1/2024	15,000,000	15,932,550
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,816,070
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.65% **, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	857,690
Series A, 8.25%, 11/15/2044	3,430,000	2,942,940
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	3,120,865
Series A, 5.25%, 11/1/2038	15,000,000	17,321,400
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	8,463,699
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	16,875,000	21,389,737
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project, 4.0%, 11/1/2036 (b)	1,475,000	1,580,964
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	10,000,000	11,611,100
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	1,670,000	1,925,159
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,777,131
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	8,235,000	9,764,075
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,103,470
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
Prerefunded, 7.0%, 11/1/2030	1,530,000	1,891,325
Prerefunded, 7.125%, 11/1/2040	3,580,000	4,485,418
		265,759,492
Virginia 1.0%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042 (b)	1,635,000	1,927,322
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	600,000	725,742
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	1,122,336
Series B, 5.625%, 9/1/2041	5,332,000	4,354,591
Virginia, Marquis Community Development Authority Revenue, Convertible Cabs, Step-up Coupon, 0% to 9/1/2021, 7.5% to 9/1/2045	1,640,000	1,083,728
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,314,860
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,600,858
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	2,000,000	2,388,460
		16,517,897
Washington 2.1%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,285,318
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,177,440
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	2,970,000	3,070,059
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	16,000,000	16,759,680
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046 (b)	2,500,000	2,836,825
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	7,130,760
		35,260,082
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,424,005
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,422,450
6.5%, 10/1/2038	3,000,000	3,174,870
		14,021,325
Wisconsin 1.1%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,772,755
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Charter Educational Foundation Project, Series A, 5.0%, 6/15/2046	3,530,000	3,563,006
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	9,203,664
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc.:
Series B, 5.0%, 9/15/2045	1,000,000	1,105,340
Series A, Prerefunded, 7.625%, 9/15/2039	1,000,000	1,199,950
		18,844,715
Other Territories 0.1%
Non-Profit Preferred Funding Trust I, Series A1, 144A, 4.22%, 9/15/2037	904,701	912,988
Total Municipal Bonds and Notes (Cost $1,478,633,788)		1,633,208,711
Underlying Municipal Bonds of Inverse Floaters (c) 8.1%
Hawaii 0.6%
Hawaii, State General Obligation, Series 2015-DK, Prerefunded, 5.0%, 5/1/2027 (d)	8,340,000	8,951,739
Hawaii, State General Obligation, Series DK, Prerefunded, 5.0%, 5/1/2027 (d)	1,465,000	1,572,458
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (d)	195,000	209,303
Trust: Hawaii, State General Obligation, Series 2867, 144A, 16.34%, 11/1/2017, Leverage Factor at purchase date: 4 to 1
		10,733,500
Louisiana 0.7%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,026,513	3,452,390
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,304,152	3,769,096
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,666,834	4,182,813
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 2016-XM0289, 144A, 8.698%, 5/1/2035, Leverage Factor at purchase date: 2 to 1
		11,404,299
Massachusetts 2.1%
Massachusetts, State School Building Authority, Sales Tax Revenue, Series C, 5.0%, 8/15/2037 (d)	15,000,000	18,506,700
Trust: Massachusetts, State School Building Authority, Series 2016-XM0239, 144A, 16.13%, 8/15/2037, Leverage Factor at purchase date: 4 to 1
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (d)	15,000,000	16,801,950
Trust: Massachusetts, State General Obligation, Series 2016-XM0334, 144A, 12.13%, 4/1/2038, Leverage Factor at purchase date: 4 to 1
		35,308,650
Michigan 0.7%
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034 (d)	10,000,000	12,228,469
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 12.326%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
New York 1.2%
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (d)	4,000,000	4,306,317
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (d)	3,000,000	3,229,738
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (d)	3,000,000	3,229,738
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 14.965%, 6/15/2017, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (d)	3,185,000	3,348,097
New York City, NY, Transitional Finance Authority Revenue, Series C-1, Prerefunded, 5.0%, 11/1/2027 (d)	6,815,000	7,163,983
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 10.535%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		21,277,873
Tennessee 0.9%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (d)	14,996,415	15,878,490
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 16.426%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Texas 0.8%
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (d)	12,500,000	12,826,375
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 20.04%, 10/1/2016, Leverage Factor at purchase date: 5 to 1
Washington 1.1%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (d)	15,000,000	18,383,400
Trust: State General Obligation, Series XM0127, 144A, 16.13%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $130,458,558)		138,041,056
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,609,092,346) †	104.2	1,771,249,767
Floating Rate Notes (c)	(5.1)	(87,413,914)
Other Assets and Liabilities, Net	0.9	15,401,851
Net Assets	100.0	1,699,237,704

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT *	8.25%	5/1/2033	7,000,000	7,000,000	245,000
Commonwealth of Puerto Rico, Public Improvement, Series B *	6.5%	7/1/2037	5,000,000	5,076,971	3,100,000
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	16,664,460	11,711,381	665,745
				23,788,352	4,010,745

* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2016.
† The cost for federal income tax purposes was $1,516,541,173. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $167,294,680. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $199,531,016 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,236,336.
(a) At August 31, 2016, this security has been pledged, in whole or in part, as collateral for tender option bond trusts.
(b) When-issued security.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(d) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (e)	$—	$1,771,249,767	$—	$1,771,249,767
Total	$—	$1,771,249,767	$—	$1,771,249,767

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic High Yield Tax-Free Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016